Related Party Transactions (Details Narrative) (10-K)			1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 02, 2018 USD ($) $ / shares	Feb. 04, 2016 shares	Apr. 30, 2018 shares	Apr. 30, 2017 shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) ft² $ / shares shares	Dec. 31, 2017 USD ($) ft² shares	Dec. 31, 2016 shares	Feb. 08, 2019 USD ($)	Aug. 21, 2018 USD ($)
Number of options exercised | shares							100,000	100,000
Revenue from related party						$ 31,789	$ 40,548	$ 85,919
Related party costs						31,617	40,376	87,649
Due to related party								31,257
Discount on debt							$ 29,122
Convertible Notes Payable [Member]
Convertible debt convertible into common shares conversion price per share | $ / shares	$ 0.75						$ 0.50
Beneficial ownership, percentage							4.99%
Discount on debt	$ 395,000						$ 395,000
Minimum [Member]
Convertible debentures interest rate, percentage							10.00%
Convertible debt convertible into common shares conversion price per share | $ / shares							$ 0.50
Minimum [Member] | Convertible Notes Payable [Member]
Beneficial ownership, percentage	4.99%
Maximum [Member]
Revolving line of credit											$ 350,000
Renewable Energy Holdings LLC [Member]
Related party costs						31,617	$ 31,617	87,649
Turquino Equity LLC [Member]
Due to related party								31,257
Management expenses					$ 19,500	19,500	78,000	184,004
Rezaul Karim [Member]
Number of options exercised | shares			100,000	100,000
Revenue from related party						$ 31,789	31,789	$ 85,919
Steve Mullane [Member]
Revenue from related party							8,759
Related party costs							$ 8,759
Two Directors [Member] | Securities Purchase Agreement [Member]
Convertible debentures, principal amount	$ 400,000									$ 150,000
Convertible debentures interest rate, percentage	12.00%									10.00%
Convertible debt convertible into common shares conversion price per share | $ / shares	$ 0.75
Debt maturity, description	The 2018 Debentures, together with any accrued and unpaid interest, become due and payable on January 2, 2020 (the "2020 Maturity Date"). Interest on the 2018 Debentures accrues at the rate of 12% per annum from January 2, 2018 through the date of the Amendments, and 10% per annum subsequent to the date of the Amendments, payable monthly in cash, beginning on February 1, 2018 and through the 2020 Maturity Date.
Beneficial ownership, percentage	4.99%
Executive Officers [Member]
Area of office | ft²							800	800
Reza Enterprises, Inc [Member]
Number of common shares sold | shares		526,316